Bank loan	6 Months Ended
Sep. 30, 2013
Bank loan [Abstract]
Bank loan
4	Bank loan

On July 11, 2012, the Group borrowed RMB50,000 from Hangzhou Bank, a commercial bank in the PRC. The term of the loan is one year. The Group repaid the bank loan in full on July 10, 2013.

On August 12, 2013, the Group borrowed RMB60,000 (USD9,804) from Hangzhou Bank for one year with a due date on August 11, 2014. The loan bears interest rate at 7.2% per annum.

The bank loans are denominated in RMB and are collateralized by a building of the Group (see Note 3).